Peoples Bancorp of North Carolina, Inc. (Parent Company Only) Condensed Financial Statements	12 Months Ended
Dec. 31, 2011
Peoples Bancorp of North Carolina, Inc. (Parent Company Only) Condensed Financial Statements [Abstract]
Peoples Bancorp of North Carolina, Inc. (Parent Company Only) Condensed Financial Statements
(17)	Peoples Bancorp of North Carolina, Inc. (Parent Company Only) Condensed Financial Statements

Balance Sheets

December 31, 2011 and 2010
(Dollars in thousands)

Assets	2011	2010

Cash	$316	425
Interest-bearing time deposit	15,000	17,000
Investment in subsidiaries	106,469	98,164
Investment securities available for sale	1,520	1,659
Other assets	341	393

Total assets	$123,646	117,641

Liabilities and Shareholders' Equity

Accrued expenses	$-	164
Junior subordinated debentures	20,619	20,619
Shareholders' equity	103,027	96,858

Total liabilities and shareholders' equity	$123,646	117,641

Statements of Earnings

For the Years Ended December 31, 2011, 2010 and 2009
(Dollars in thousands)

Revenues:	2011	2010	2009

Interest and dividend income	$226	311	454
Loss on sale and impairment of securities	(144)	(291)	(149)

Total revenues	82	20	305

Expenses:

Interest	407	411	546
Other operating expenses	190	191	230

Total expenses	597	602	776

Loss before income tax benefit and equity in
undistributed earnings of subsidiaries	(515)	(582)	(471)

Income tax benefit	56	24	84

Loss before equity in undistributed
earnings of subsidiaries	(459)	(558)	(387)

Equity in undistributed earnings of subsidiaries	5,618	2,399	3,303

Net earnings	$5,159	1,841	2,916

Statements of Cash Flows

For the Years Ended December 31, 2011, 2010 and 2009
(Dollars in thousands)

	2011	2010	2009
Cash flows from operating activities:

Net earnings	$5,159	1,841	2,916
Adjustments to reconcile net earnings to net
cash (used) provided by operating activities:
Book value shares accrual	-	-	(720)
Equity in undistributed earnings of subsidiaries	(5,618)	(2,399)	(3,303)
Deferred income tax benefit	-	-	278
Loss on sale of investment securities	144	291	149
Change in:
Other assets	112	(66)	(319)
Accrued income	(11)	-	17
Accrued expense	(216)	147	252

Net cash (used) provided by operating activities	(430)	(186)	(730)

Cash flows from investing activities:

Purchases of investment securities available for sale	-	(36,000)	(15,000)
Proceeds from maturities of investment securities available for sale	-	36,000	15,000
Net change in interest-bearing time deposit	2,000	2,000	(14,000)
Payments for investments in subsidiaries	-	-	(8,010)

Net cash provided (used) by investing activities	2,000	2,000	(22,010)

Cash flows from financing activities:

Cash dividends paid on Series A preferred stock	(1,253)	(1,253)	(1,120)
Cash dividends paid on common stock	(443)	(448)	(1,440)
Restricted stock payout	17	12	-

Net cash (used) provided by financing activities	(1,679)	(1,689)	(2,560)

Net change in cash	(109)	125	(25,300)

Cash at beginning of year	425	300	25,600

Cash at end of year	$316	425	300

Noncash investing and financing activities:
Change in unrealized gain on investment securities
available for sale, net	$(3)	(172)	3